Note 11 - Reportable Segments (Details) - Reconciliation of Combined Total Segment Operating Income to Net Income Before Income Tax Expense (USD $)	1 Months Ended	3 Months Ended
	Jan. 21, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues		$ 94,066,000	$ 97,523,000
Costs of services		83,517,000	86,103,000
Gross margin		10,549,000	11,420,000
General and administrative expenses		5,262,000	4,954,000
Depreciation, amortization and accretion		1,258,000	1,561,000
Operating income		4,029,000	4,905,000
Interest expense, net		1,007,000	785,000
Other, net		(8,000)	12,000
Net income before income tax expense		3,030,000	3,662,000
Three months ended March 31, 2014
Offering costs	400,000	0	446,000
Total Assets
Total assets		191,790,000		189,842,000
Pipeline Inspection and Integrity Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		89,814,000	92,263,000
Costs of services		81,816,000	83,976,000
Gross margin		7,998,000	8,287,000
General and administrative expenses		4,286,000	4,345,000
Depreciation, amortization and accretion		626,000	635,000
Operating income		3,086,000	3,307,000
Total Assets
Total assets		141,896,000		136,224,000
Water and Environmental Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		4,252,000	5,260,000
Costs of services		1,701,000	2,127,000
Gross margin		2,551,000	3,133,000
General and administrative expenses		872,000	609,000
Depreciation, amortization and accretion		632,000	926,000
Operating income		1,047,000	1,598,000
Total Assets
Total assets		47,625,000		50,296,000
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
General and administrative expenses		104,000
Operating income		(104,000)
Total Assets
Total assets		$ 2,269,000		$ 3,322,000